SHARE-BASED COMPENSATION - Share-Based Compensation Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Commercial agreements with suppliers	€ 4,813	€ 4,563	€ 4,688
Total share-based compensation expense	23,968	29,939	20,860
Unrecognized share-based compensation expense	20,699	12,954	16,069
Equity Incentive Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	18,280	15,154	16,172
Broad-Based Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	€ 875	€ 10,222	€ 0